John Hancock Funds II

Supplement dated February 26, 2015 to the current prospectus

Active Bond Fund (the “fund”)

Joshua Kuhnert no longer serves as a portfolio manager to the fund. Accordingly, all references to Joshua Kuhnert as a portfolio manager to the fund are removed from the prospectus. Peter Farley, Jeffrey N. Given, and Howard C. Greene will continue to serve as portfolio managers to the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 26, 2015 to the current Statement of Additional Information (the “SAI”)

Active Bond Fund (the “fund”)

Joshua Kuhnert no longer serves as a portfolio manager to the fund. Accordingly, all references to Joshua Kuhnert as a portfolio manager to the fund are removed from the SAI. Peter Farley, Jeffrey N. Given, and Howard C. Greene will continue to serve as portfolio managers to the fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.